AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 25, 2016

File No. 333-156529
File No. 811-22263

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	[X]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 175	[X]
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	[X]
AMENDMENT NO. 178	[X]

EXCHANGE TRADED CONCEPTS TRUST
(Exact Name of Registrant as Specified in Charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Address of Principal Executive Offices, Zip Code)

(405) 778-8377
(Registrant’s Telephone Number, including Area Code)

J. Garrett Stevens
Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Name and Address of Agent for Service)

Copies to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	On June 24, 2016 pursuant to paragraph (b)(1)(iii) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 175 to the Registration Statement on Form N-1A for Exchange Traded Concepts Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until June 24, 2016, the effectiveness of Post-Effective Amendment No. 116 (“PEA No. 116”), which was filed with the Commission via EDGAR Accession No. 0001398344-15-000306 on January 21, 2015, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 116 by means of this filing, Parts A, B and C of PEA No. 116 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the EVE/S&P Municipal Bond Puerto Rico ETF is incorporated herein by reference to Part A of PEA No. 116.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the EVE/S&P Municipal Bond Puerto Rico ETF is incorporated herein by reference to Part B of PEA No. 116.

PART C – OTHER INFORMATION

The Part C for the EVE/S&P Municipal Bond Puerto Rico ETF is incorporated herein by reference to Part C of PEA No. 116.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 175 to Registration Statement No. 333-156529 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oklahoma City, State of Oklahoma on this 25th day of May, 2016.

Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 175 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*
David M. Mahle	Trustee	May 25, 2016

*
Kurt Wolfgruber	Trustee	May 25, 2016

*
Mark A. Zurack	Trustee	May 25, 2016

*
Timothy J. Jacoby	Trustee	May 25, 2016

/s/ J. Garrett Stevens
J. Garrett Stevens	Trustee and President	May 25, 2016

*
Richard Hogan	Secretary	May 25, 2016

*
James J. Baker Jr.	Treasurer	May 25, 2016

* /s/ J. Garrett Stevens
J. Garrett Stevens

*	Attorney-in-Fact, pursuant to power of attorney.